DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
Disclosure of dividends [text block] [Abstract]
DIVIDENDS ON ORDINARY SHARES	NOTE 36: DIVIDENDS ON ORDINARY SHARES Dividends paid during the year were as follows:

	2022 £m	2021 £m	2020 £m
Interim dividends	–	2,900	–